PREPAID EXPENSES (Details) - CAD ($)	Jun. 30, 2018	Dec. 31, 2017
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 138,675	$ 159,312
Market Registration Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	8,682	7,685
Deposit with ANX
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	13,187	70,029
Prepaid Consulting Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	45,572	26,025
Prepaid Management Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 71,234	$ 55,573